Expense Example - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Chemicals Portfolio - Select Chemicals Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871